UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	April 19, 2012

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  139

Form 13F Information Table Value Total: $4,311,987

List of Other Included Managers:  None
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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Bank of America	        7.25%CNV PFD L	060505682	 680 		 695 			Sole	695
Cumulus Media Inc	CL A	        231082108	 409 		 117,322 		Sole	117,322
Durect Corporation	COM	        266605104	 708 		 884,940 		Sole	884,940
Emmis Communications 	PFD CONV A      291525202	 8,479 		 491,510 		Sole	491,510
Fifth Third Bancorp	CNV PFD         316773209	 89,031 	 625,330 		Sole	625,330
Hologic Inc	        COM	        436440101	 750 		 34,800 		Sole	34,800
International Game Tech	COM	        459902102	 756 		 45,000 		Sole	45,000
Sotheby's	        COM	        835898107	 1,668 		 42,400 		Sole	42,400
Stanley Black & Decker 	UNIT 	        854502309	 135,123 	 1,112,698 		Sole	1,112,698
Symantec Corporation	COM	        871503108	 782 		 41,800 		Sole	41,800
Teva Pharm	        ADR	        881624209	 5,646 		 125,290 		Sole	125,290
Wells Fargo & Company	PERP PD         949746804	 19,877 	 17,800 		Sole	17,800
FiberTower Corp	        COM NEW	        31567R209	 156 		 954,786 		Sole	954,786
Fly Leasing	        ADR	        34407D109	 270 		 22,097 		Sole	22,097
General Motors Corp	COM	        37045V100	 284 		 11,069 		Sole	11,069
Iridium Communications	COM	        46269C102	 373 		 42,592 		Sole	42,592
New York Community Banc	UNIT 	        64944P307	 39,953 	 837,592 		Sole	837,592
ProShares	        PSHS 20         74347R297	 1,227 		 60,000 		Sole	60,000
Radio One, Inc	        CL D	        75040P405	 970 		 1,000,000 		Sole	1,000,000
Aspen Insurance Hold	PFD PRP	        G05384113	 17,316 	 316,640 		Sole	316,640
Ford Motor Co	        W EXP 01/01/201	345370134	 9,598 		 2,758,040 		Sole
Iridium Communications 	W EXP 02/14/201	46269C110	 805 		 316,900 		Sole
Owens Corning	        W EXP 10/31/201	690742127	 35 		 13,134 		Sole
General Motors Corp 	W EXP 07/10/201	37045V118	 3,427 		 206,056 		Sole
JP Morgan Chase & Co.	W EXP 10/28/201	46634E114	 3,105 		 232,039 		Sole
General Motors Corp	W EXP 07/10/201	37045V126	 2,341 		 209,048 		Sole
Zions Bancorporation	W EXP 05/22/202	989701115	 476 		 96,190 		Sole
American International 	W EXP 01/19/202	026874156	 12,268 	 1,152,981 		Sole
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 22,286 	 17,411,000 		Sole
Affiliated Managers	NOTE 3.950% 8/1	008252AL2	 42,038 	 37,960,000 		Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 90,856 	 72,612,000 		Sole
Alliance Data Systems	NOTE 4.750% 5/1	018581AC2	 5,246 		 1,942,000 		Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 37,157 	 22,901,000 		Sole
Alliant Techsystems	NOTE 3.000% 8/1	018804AK0	 21,090 	 20,685,000 		Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 150,542 	 157,636,000 		Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 12,266 	 12,000,000 		Sole
Annaly Mortgage Mmgmt	NOTE 4.000% 2/1	035710AA0	 5,559 		 4,784,000 		Sole
A123 Systems Inc.	NOTE 3.750% 4/1	03739TAA6	 2,612 		 8,100,000 		Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 133,852 	 124,075,000 		Sole
Archer-Daniels-Midland	NOTE 0.875% 2/1	039483AW2	 20,761 	 20,300,000 		Sole
ArvinMeritor, Inc	FRNT 4.625% 3/0	043353AF8	 928 		 1,000,000 		Sole
CMS Energy Corp	        NOTE 5.500% 6/1	125896BD1	 3,196 		 2,000,000 		Sole
Cadence Design Systems	NOTE 2.625% 6/0	127387AJ7	 3,325 		 2,000,000 		Sole
Cemex S.A.	        NOTE 4.875% 3/1	151290AV5	 2,109 		 2,230,000 		Sole
Central European Dist 	NOTE 3.000% 3/1	153435AA0	 8,569 		 9,710,000 		Sole
Central Euro Media Ent 	NOTE 5.000%11/1	153443AH9	 8,843 		 11,070,000 		Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 26,784 	 26,227,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 59,017 	 64,411,000 		Sole
China Medical Tech Inc.	NOTE 4.000% 8/1	169483AC8	 6,851 		 19,575,000 		Sole
China Medical Techn	NOTE 6.250%12/1	169483AE4	 12,681 	 35,720,000 		Sole
Coinstar, Inc	        NOTE 4.000% 9/0	19259PAF9	 3,385 		 2,000,000 		Sole
United Continental Hold NOTE 4.500% 1/1	210795PU8	 30,328 	 22,370,000 		Sole
Covanta Holding Corp	NOTE 3.250% 6/0	22282EAC6	 7,572 		 6,590,000 		Sole
Cubist Pharmaceuticals	NOTE 2.500%11/0	229678AD9	 4,008 		 2,500,000 		Sole
Danaher Corporation	NOTE 1/2	235851AF9	 82,379 	 50,598,000 		Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 8,005 		 11,042,000 		Sole
Dendreon Corp	        NOTE 2.875% 1/1	24823QAC1	 13,230 	 16,435,000 		Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 81,880 	 55,231,000 		Sole
EMC Corp 	        NOTE 1.750%12/0	268648AM4	 84,672 	 45,083,000 		Sole
Eastman Kodak	        NOTE 7.000% 4/0	277461BJ7	 8,808 		 29,360,000 		Sole
Endo Pharma Hldgs	NOTE 1.750% 4/1	29264FAB2	 2,776 		 1,950,000 		Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 8,395 		 16,790,000 		Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 94,178 	 68,837,000 		Sole
Exide Technologies	FRNT 9/1	302051AL1	 12,162 	 14,060,000 		Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 78,987 	 78,938,000 		Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 452 		 4,110,000 		Sole
Genco Shipping&Trading	NOTE 5.000% 8/1	36869MAA3	 26,055 	 39,329,000 		Sole
Gilead Sciences	        NOTE 0.625% 5/0	375558AH6	 169,193 	 127,452,000 		Sole
Gilead Sciences	        NOTE 1.000% 5/0	375558AN3	 5,148 		 4,200,000 		Sole
Gilead Sciences	        NOTE 1.625% 5/0	375558AP8	 16,602 	 12,920,000 		Sole
GMX Resources	        NOTE 5.000% 2/0	38011MAB4	 5,876 		 7,940,000 		Sole
GMX Resources	        NOTE 4.500% 5/0	38011MAJ7	 5,505 		 12,098,000 		Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 164,196 	 135,007,000 		Sole
Wilson Greatbatch Tech.	SDCV 2.250% 6/1	39153LAB2	 1,913 		 1,906,000 		Sole
Hawaiian Holdings	NOTE 5.000% 3/1	419879AD3	 17,171 	 17,366,000 		Sole
Headwaters Inc	        NOTE 2.500% 2/0	42210PAD4	 17,128 	 18,617,000 		Sole
Home Inns & Hotels	NOTE 2.000%12/1	43713WAB3	 368 		 480,000 		Sole
Hutchinson Technology	NOTE 8.500% 1/1	448407AG1	 14,218 	 19,868,000 		Sole
iStar Financial (Float)	FRNT 10/0	45031UBF7	 2,434 		 2,480,000 		Sole
Icahn Enterprises LP	FRNT 8/1	451102AB3	 3,396 		 3,400,000 		Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 146,568 	 128,993,000 		Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 92,862 	 81,997,000 		Sole
InterOil Corporation	NOTE 2.750%11/1	460951AC0	 845 		 1,000,000 		Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 11,381 	 10,689,000 		Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 16,041 	 16,705,000 		Sole
K-V Pharmaceutical	NOTE 2.500% 5/1	482740AC1	 954 		 3,705,000 		Sole
L-3 Communications Hold	DEBT 3.000% 8/0	502413AW7	 1,959 		 2,000,000 		Sole
Level 3 Communications	NOTE 15.00% 1/1	52729NBM1	 1,229 		 1,000,000 		Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 65,723 	 49,790,000 		Sole
Level 3 Communications	NOTE 6.500%10/0	52729NBR0	 1,440 		 900,000 		Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 811 		 1,340,000 		Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 144,920 	 163,051,000 		Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 88,813 	 73,627,000 		Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,199 		 2,092,000 		Sole
McMoRan Exploration	NOTE 4.000%12/3	582411AJ3	 4,411 		 4,400,000 		Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AL8	 2,377 		 2,304,000 		Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 16,821 	 12,600,000 		Sole
Molson Coors Brewing	NOTE 2.500% 7/3	60871RAA8	 52,550 	 50,107,000 		Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 9,351 		 10,764,000 		Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 4,029 		 2,150,000 		Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 2,367 		 5,070,000 		Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,199 		 1,921,000 		Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 22,961 	 20,897,000 		Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 103,801 	 71,310,000 		Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 152,630 	 120,656,000 		Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 32,865 	 29,270,000 		Sole
NovaGold Resources Inc.	NOTE 5.500% 5/0	66987EAA5	 2,729 		 2,500,000 		Sole
Old Republic Intl Corp	NOTE 8.000% 5/1	680223AF1	 75,299 	 74,232,000 		Sole
Omnicare, Inc	        NOTE 3.750%12/1	681904AN8	 351 		 242,000 		Sole
Omnicom Group	        NOTE 7/0	682134AA9	 71,614 	 65,212,000 		Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 13,923 	 14,367,000 		Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 6,783 		 13,300,000 		Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 8,681 		 7,640,000 		Sole
Prospect Capital Corp	NOTE 6.250%12/1	74348TAC6	 115,420 	 110,050,000 		Sole
Prospect Capital Corp	NOTE 5.500% 8/1	74348TAD4	 21,987 	 21,850,000 		Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 45,784 	 37,566,000 		Sole
Rayonier Inc	        NOTE 4.500% 8/1	75508AAC0	 41,610 	 29,855,000 		Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 2,557 		 2,570,000 		Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 28,493 	 25,669,000 		Sole
Rovi Corporation	NOTE 2.625% 2/1	779376AB8	 2,098 		 2,000,000 		Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 3,414 		 1,942,000 		Sole
SBA Communications Corp	NOTE 1.875% 5/0	78388JAN6	 15,226 	 12,090,000 		Sole
Safeguard Scientifics	DBCV 10.125%3/1	786449AH1	 4,075 		 3,030,000 		Sole
Saks	                NOTE 2.000% 3/1	79377WAL2	 10,224 	 9,500,000 		Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 35,728 	 48,610,000 		Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 83,989 	 65,777,000 		Sole
Stanley Black & Decker 	FRNT 5/1	854616AM1	 71,271 	 59,205,000 		Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 47,840 	 41,871,000 		Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 124,573 	 131,649,000 		Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 89,908 	 80,230,000 		Sole
THQ Inc	                NOTE 5.000% 8/1	872443AB2	 7,525 		 15,126,000 		Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 20,300 	 17,240,000 		Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 142,179 	 129,622,000 		Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,515 		 2,022,000 		Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 79,813 	 64,430,000 		Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 3,234 		 6,500,000 		Sole
United States Steel	NOTE 4.000% 5/1	912909AE8	 9,776 		 8,250,000 		Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 3,091 		 2,000,000 		Sole
Xilinx, Inc	        NOTE 2.625% 6/1	983919AF8	 134,375         99,250,000             Sole
			 4,311,987
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